LEASE	12 Months Ended
Jun. 30, 2026
Lease
LEASE

NOTE 12 —LEASE

On June 12, 2025, the Company entered into a lease agreement with Jiangyin Gushan Investment Co., Ltd. for a land use right to construct an intelligent kitchen manufacturing facility. The leased land is located on Fuqian East Road, Gushan Town, covering an area of 13,335 square meters and is zoned for industrial use. The lease term is from June 15, 2025 to June 15, 2028, with an annual rent of RMB 400,050 ($58,737). The Company recognized this lease as an operating lease. The Company considers the renewal or termination option that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use asset and lease liability. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

As of June 30,
Operating lease ROU asset	$109,369

Operating lease liability - current	$54,931
Operating lease liability - non-current	56,885
Total operating lease liability	$111,816

As of June 30,
Weighted-average remaining lease term (months)	23.5

Weighted-average discount rate	3.5%

A summary of lease cost recognized in Company’s consolidated financial statements and supplemental cash flow information for operating leases is as follows for the years ended June 30, 2026:

2026
Operating lease cost	$15,074
Cash paid for operating lease	$-

A summary of maturity of operating lease liabilities under the Company’s non-cancellable operating leases as of June 30, 2026 is as follows:

Year ending June 30,
2027	$58,737
2028	58,737
Total lease payments	117,474
Less: Imputed Interest	(5,658)
Present value of operating lease liability	$111,816